Debt - DCSP Financing Arrangements (Q2) (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2025	Jun. 30, 2023 MW	Jun. 06, 2023 MW
Lessor, Lease, Description [Line Items]
Electrical power expected to be received in phases | MW										78	78
Total property and equipment		$ 18,585,117,000		$ 18,585,117,000		$ 12,880,005,000	$ 3,600,786,000
Term of contract	14 years					14 years
Lessee, finance lease term									14 years
Lessee, imputed interest rate									0.13
Finance lease right-of-use assets acquired				123,000,000		$ 141,916,000	0	$ 14,622,000
Interest expense		256,162,000	$ 67,097,000	513,533,000	$ 107,600,000	$ 349,203,000	$ 26,967,000	$ 8,374,000
DCSP Financing Obligation
Lessor, Lease, Description [Line Items]
Interest rate	15.00%					15.00%
Interest income		6,000,000		9,000,000		$ 0
Interest expense		8,000,000		12,000,000		3,000,000
DCSP Note Receivable
Lessor, Lease, Description [Line Items]
Financing receivable		288,000,000		288,000,000		$ 224,000,000
Financing receivable, term	7 years					7 years
Financing receivable, stated rate	13.00%					13.00%
DCSP Note Receivable | DCSP Financing Obligation
Lessor, Lease, Description [Line Items]
Financing receivable		$ 237,000,000		$ 237,000,000		$ 116,000,000
DCSP Note Receivable | Unfunded Loan Commitment
Lessor, Lease, Description [Line Items]
Financing receivable	$ 305,000,000
Critical Infrastructure Assets
Lessor, Lease, Description [Line Items]
Total property and equipment						$ 116,000,000